Provisions - Present Value of Obligations (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined benefit obligations
Current service cost	$ 147	$ 157	$ 146
Recognition of defined benefit obligations from acquisition of Santander Tecnologia Mexico		95
Duration of defined benefit obligation	10 years 9 months 15 days
Present value of defined benefit obligation
Defined benefit obligations
Present value of the obligations at beginning of year	$ 6,518	6,731
Current service cost	147	157
Interest cost	585	592
Benefits paid	(983)	(735)
Actuarial (gains)/losses	2,129	(321)
Recognition of defined benefit obligations from acquisition of Santander Tecnologia Mexico		95
Other		(1)
Present value of the obligations at end of year	$ 8,396	$ 6,518	$ 6,731